Stock Incentive Plans (Details) - Schedule of assumptions under the Monte Carlo simulation model and the calculated fair value of the Market-Based RSUs granted to employees	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Schedule Of Assumptions Under The Monte Carlo Simulation Model And The Calculated Fair Value Of The Market Based Rsus Granted To Employees Abstract
Expected volatility	52.00%	44.00%
Expected term (years)	4 years	1 year 10 months 20 days
Drift rate	2.90%